Segment Information - Group's net revenues and Group's long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Information
Total net revenues	$ 574,897	¥ 3,740,455	¥ 2,593,822	¥ 1,743,128
Total long-lived assets		48,878	37,379
PRC, excluding Hong Kong
Segment Information
Total net revenues		3,435,661	2,379,062	1,590,218
Total long-lived assets		38,366	29,230
Hong Kong
Segment Information
Total net revenues		286,807	201,559	145,461
Total long-lived assets		1,629	1,961
Others
Segment Information
Total net revenues		17,987	13,201	¥ 7,449
Total long-lived assets		¥ 8,883	¥ 6,188